Note 4 - Inventory	3 Months Ended
Mar. 31, 2015
Notes
Note 4 - Inventory

NOTE 4 – Inventory

Inventory includes raw materials and finished goods. Finished goods contain direct materials and other manufacturing costs charged directly by third party manufacturing vendors. Inventory consists of the following:

	March 31, 2015	December 31, 2014

Raw materials	$177,380	$157,839
Finished goods	293,868	350,499
Total (Inventory)	$471,248	$508,338

As of March 31, 2015 and December 31, 2014, the Company had $nil and $nil, respectively, of reserved inventory and all inventory was valued at full cost.